Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

Direct Dial - (215) 564-8521

April 22, 2016

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:         Franklin Templeton ETF Trust (the “Trust”)
File Nos. 333-208873 and 811-23124
Registration Statement on Form N-1A

Dear Sir/Madam:

On behalf of the Trust, submitted herewith via the EDGAR system, is Pre-Effective Amendment No. 2 filed under the Securities Act of 1933, as amended, and Amendment No. 2 filed under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Trust’s Registration Statement on Form N-1A (the “Pre-Effective Amendment”).

The Pre-Effective Amendment is being filed on behalf of the Franklin LibertyQ International Equity Hedged ETF, Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF and Franklin LibertyQ Global Equity ETF series of the Trust for the purposes of: (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (“SEC”) on the Trust’s initial Registration Statement on Form N-1A, which was filed with the SEC on January 5, 2016; and (ii) making certain other changes.

The Prospectus and Statement of Additional Information relating to the Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty Investment Grade Corporate ETF and Franklin Liberty International Opportunities ETF series of the Trust are incorporated into this filing by reference to the electronic filing of Pre-Effective Amendment No. 1 to the Trust’s Registration Statement, which was filed with the SEC via the EDGAR system on February 25, 2016 (Accession No. 0001582816-16-000490).

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Joel Corriero at (215) 564-8528.

Sincerely,

_/s/ J. Stephen Feinour, Jr._____
  J. Stephen Feinour, Jr., Esquire